Acquisition of Cl Technologies (International) Sdn. Bhd. (Details) - Jan. 01, 2024	MYR (RM)	USD ($)
Acquisition of Cl Technologies (International) Sdn. Bhd. [Line Items]
Shareholders percentage	94.95%
CL Technologies (International) SDN. BHD. [Member]
Acquisition of Cl Technologies (International) Sdn. Bhd. [Line Items]
Initial cash consideration	RM 457	$ 113